Notes to the Consolidated Statements of Financial Position - Summary Of Trade receivables (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Valuation adjustments (ECL)	€ (4.5)	€ (4.2)
Total	26.3	21.6
Gross carrying amount [member]
Disclosure Of Trade And Other Receivables [Line Items]
Total	€ 30.8	€ 25.8